Business Combinations - Additional Information (Details) - EUR (€)		1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Aug. 29, 2019	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 01, 2019
Disclosure Of Business Combinations [Line Items]
Loss before tax					€ 179,440,000	€ 47,662,000	€ 85,905,000
Revenues					€ 108,589,000	€ 127,575,000	€ 61,598,000
MAB Discovery GmbH
Disclosure Of Business Combinations [Line Items]
Name of acquiree					MAB Discovery GmbH
Total consideration		€ 6,050,000						€ 6,050,000
Date of acquisition		Apr. 01, 2019
Revenues				€ 0
Transaction costs					€ 91,000
MAB Discovery GmbH | ProForma
Disclosure Of Business Combinations [Line Items]
Revenues					0
MAB Discovery GmbH | Technology Platform Business Segment
Disclosure Of Business Combinations [Line Items]
Loss before tax				€ 4,299,000
MAB Discovery GmbH | Technology Platform Business Segment | ProForma
Disclosure Of Business Combinations [Line Items]
Loss before tax					€ 5,232,000
reBOOST Management GmbH
Disclosure Of Business Combinations [Line Items]
Name of acquiree					reBOOST Management GmbH
Total consideration	€ 279,000
Date of acquisition	Sep. 02, 2019
Revenues			€ 0
Cash consideration	€ 31,000
Assumption of liabilities	€ 248,000
reBOOST Management GmbH | ProForma
Disclosure Of Business Combinations [Line Items]
Revenues					€ 0
reBOOST Management GmbH | Technology Platform Business Segment
Disclosure Of Business Combinations [Line Items]
Loss before tax			€ 213,000
reBOOST Management GmbH | Technology Platform Business Segment | ProForma
Disclosure Of Business Combinations [Line Items]
Loss before tax					€ 237,000